Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jan. 17, 2018
Stockholders' Equity Note [Abstract]
Common stock, shares authorized			200,000,000	200,000,000		200,000,000	200,000,000	50,000,000
Common stock, shares issued			2,078,595	2,078,595		1,012,170	501,907
Common stock, shares outstanding			2,078,595	2,078,595		1,012,170	501,907
Preferred stock, shares authorized			10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued			0	0		0	0
Preferred stock, shares outstanding			0	0		0	0
Net proceeds from sale of common stock and warrants				$ 8,754,882	$ 0
Proceeds from issuance of common stock, net of issuance costs				3,426,050	124	$ 4,405,973	$ 17,366,620
Proceeds from issuance of private placement net		$ 9,500,000		0	$ 9,460,751	$ 9,460,749	$ 0
Convertible preferred stock, beneficial conversion feature recognized as deemed dividend	$ 332,550			$ 332,550
Share-based compensation arrangement by share-based payment award, options, grants in period, gross			16,380	51,164		58,546	78,465
Share-based compensation, tax benefit from compensation expense				$ 0		$ 0
Share-based compensation arrangements by share-based payment award, options, grants in Period, weighted average exercise price			$ 7.50	$ 19.00		$ 35.25	$ 67.00
Share-based compensation arrangement by share-based payment award, options, forfeitures in period			7,851	20,167		22,867	7,746
Share-based compensation arrangements by share-based payment award, options, forfeitures in period, weighted average exercise price			$ 27.75	$ 33.25		$ 99.75	$ 13.75